Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Cash flows from operating activities
Net loss	$ (6,210)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Stock-based compensation expense	2,047
Non-cash change in fair value of Series B warrant	834
Bad debt expense	647
Depreciation and amortization	962
Amortization of deferred financing fees	14
Changes in assets and liabilities, net of acquired balances:
Accounts receivable	(8,783)
Prepaid expenses and other current assets	(389)
Other assets	(103)
Accounts payable and accrued expenses	1,788
Accrued cost of revenue	3,048
Accrued payroll and payroll related expenses	(405)
Other long-term liabilities	(12)
Deferred revenue	(57)
Net cash and cash equivalents used in operating activities	(6,619)
Cash flows from investing activities
Purchases of property and equipment	(1,922)
Net cash and cash equivalents used in investing activities	(1,922)
Cash flows from financing activities
Proceeds from issuance of common stock, net of offering costs	115,079
Proceeds from exercises of stock options	232
Net cash and cash equivalents (used in) provided by financing activities	115,311
Effect of exchange rates on cash and cash equivalents	(5)
Net (decrease) increase in cash and cash equivalents	106,765
Cash and cash equivalents, beginning of the period	16,707
Cash and cash equivalents, end of the period	123,472
Supplemental disclosure of noncash investing and financing activities
Accretion of dividends on redeemable convertible preferred stock	1,328
Accretion of issuance costs on redeemable convertible preferred stock	$ 6